UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8977

GE Private Asset Management Funds, Inc.
(Exact name of registrant as specified in charter)

GE Financial Trust Company
3200 North Central Ave.
6th Floor, Dept. 612
Phoenix, AX  85012
   (Address of principal executive offices) (Zip code)

Regina M. Fink
Vice President, Senior Counsel
GE Private Asset Management, Inc.
15233 Ventura Blvd., Fifth Floor
Sherman Oaks, CA 91403
   (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 957-9700

Date of fiscal year end: September 30
Date of reporting period: September 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

     The Annual Report to Stockholders is filed herewith.

              --------------------------------------------------

                                GE CONTRA FUND

              --------------------------------------------------

                     ANNUAL REPORT  |  SEPTEMBER 30, 2003



                                  [LOGO OF GE]

                                  GE PRIVATE
                         ASSET MANAGEMENT FUNDS, INC.

           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE

Letter from the CEO................  1
Fund Performance...................  5
Historical Performance.............  6
Schedule of Investments............  7
Statement of Assets and Liabilities  8
Statement of Operations............  9
Statements of Changes in Net Assets 10
Notes to Financial Statements...... 11
Financial Highlights............... 16
Independent Auditors' Report....... 17
Additional Information............. 18
Tax Information.................... 22

                              LETTER FROM THE CEO


Dear Shareholder,
We are pleased to present the annual report for the GE Contra Fund for the 12 months ended September 30, 2003. This letter summarizes what we believe to be the period's prevailing economic and market conditions and outlines our investment strategy. A detailed summary of the fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Review
For the 12-month period ended September 30, 2003, the fund returned negative 48.83%. In comparison, the S&P 500 Index/i/ returned 24.37% for the same period. As described below, the value of an investment in the fund is designed to increase when the Equity Benchmark (defined below) decreases in value and decrease when the Equity Benchmark increases in value. Accordingly, as the Equity Benchmark gained value during the reporting period, the fund produced a negative return for the same period.

Investment Strategy
The fund seeks to provide protection against declines in the value of the equity allocation of certain assets custodied with GE Financial Trust Company ("GE Financial") ("Equity Benchmark"). This investment goal may be changed by the Board of Directors without shareholder approval. The fund is a no-load, diversified investment portfolio of GE Private Asset Management Funds, Inc. ("Company"). GE Financial analyzes various mutual funds and other direct securities held by certain of its clients. GE Financial then performs a statistical analysis of the characteristics of these securities at an individual security and/or the portfolio level. Because mutual fund companies are not required to report their individual securities holdings to GE Financial, this analysis may include a review of historical security holdings of the mutual funds, as described in public documents.

        1 GE Private Asset Management Funds, Inc. | 2003 Annual Report

Based on this analysis, GE Financial determines a composite portfolio, which it calls the Equity Benchmark. It then instructs Credit Suisse Asset Management, LLC ("CSAM"), the fund's sub-adviser, of the level and nature of the downside protection -- or "contra" holdings -- specifically designed to serve as a counterbalance for the Equity Benchmark. CSAM then uses a quantitative and qualitative investment process to select investments designed to provide protection against severe declines in the performance of the Equity Benchmark beyond predetermined levels. As a result, the value of your investment in the fund generally will increase when the value of the Equity Benchmark declines beyond predetermined levels. Conversely, when the value of the Equity Benchmark increases, the value of your investment in the fund generally will decrease.

Market Overview
The investment environment over the last 12 months can be divided into two distinct periods: the first six months ended March 2003 and the period between April and September 2003. During the earlier period, option valuations approached historically high levels as heightened geopolitical concerns created uncertainty in the marketplace. More specifically, investors were unnerved by the looming conflict in Iraq and the discovery of a nuclear weapons program in North Korea. These concerns, together with fears of a double-dip recession and deflationary pressures, drove U.S. equity markets in October 2002 to their lowest levels since 1997. Although the market rallied later in the fourth quarter of 2002 when the Federal Reserve Board reduced short-term interest rates, stocks continued to trend lower during the first quarter of 2003 as persistent economic weakness and escalating war fears took their toll.

Beginning in late March 2003, however, war-related concerns waned as the allied coalition entered Iraq and it became clearer that military actions would be decisive. Investors returned their attention to the U.S. economy, and they apparently were encouraged by signs of stronger growth fueled by the federal government's stimulative fiscal policy, including new legislation enacting tax cuts, and the Fed's accommodative monetary policy, including a widely anticipated reduction in interest rates that occurred in June 2003. In addition, a persistently strong housing market and record refinancing of debt due to historically low interest rates contributed to sustained consumer spending.


        2 GE Private Asset Management Funds, Inc. | 2003 Annual Report

Unlike 2002, when earnings pre-announcements were largely negative, there were no major earnings surprises during the spring and summer of 2003. As this uncertainty lifted, option valuation levels declined significantly. By the end of September 2003, the majority of company pre-announcements were to raise earnings and revenue projections, not lower them. The question remains, however, if the current rate of economic growth can be sustained while the employment picture continues to be mixed at best. President Bush apparently has increased his focus on job creation in advance of his re-election bid next year.

Fund Overview
We attribute the fund's decline over the past year to its hedging strategy, which is designed to protect shareholders' equity portfolios. It is important to note that an investment in the fund represents only a small portion of a shareholder's total allocation. Because it is applied in the context of a much larger overall portfolio, the fund generally is structured to appreciate when the equity market declines and to depreciate when the equity market rises.

At the beginning of 2003, the fund adopted a hedging strategy that was specifically designed for market conditions prevailing at the time. As described above, the cost of equity derivatives and other financial instruments was historically high. To finance the relatively high costs of downside protection, the fund sold further out-of-the-money call options/ii/ and put options./iii/

In addition, after three years of falling stock prices, the risk of extreme negative returns for the Equity Benchmark (i.e., losses of more than 20%) appeared to be relatively small. Consequently, the fund implemented a hedging structure that was designed to provide protection against a declining equity market while allowing participation in more modest market gains or losses. To accomplish this strategy, the fund bought and sold June options in January. December put and call options were used in May 2003 to replace the June put and call options that were due to expire. Because the market rallied strongly during the second and third quarters of 2003, the call options that the fund had sold short became more valuable, and as expected, the fund declined in value.

        3 GE Private Asset Management Funds, Inc. | 2003 Annual Report

Thank you for your investment in GE Contra Fund. We look forward to continuing to help you meet your investment objectives.

Sincerely,

/s/ Bethann C. Roberts

Bethann C. Roberts
Chief Executive Officer, GE Financial Trust Company

October 23, 2003



The information provided in this letter by the Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to page 7 for a list and percentage breakdown of the fund's holdings.

/i/ The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/ii/ Call options are rights to buy shares of a particular stock or index at a predetermined price before a preset deadline, in exchange for a premium. "Out-of-the-money" call options are those whose predetermined exercise prices are higher than the underlying stock or index's current market value.
/iii/Put options are rights to sell shares of a particular stock or index at a predetermined price before a preset deadline, in exchange for a premium. "Out-of-the-money" put options are those whose predetermined exercise prices are lower than the underlying stock or index's current market value.

        4 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+* (UNAUDITED)

Twelve Months Ended 9/30/03             (48.83)%
------------------------------------------------
12/7/98** through 9/30/03                12.63
------------------------------------------------

 CUMULATIVE TOTAL RETURN+* (UNAUDITED)

12/7/98** through 9/30/03                77.26%
------------------------------------------------

 + Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.
 * The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
**  Commencement of operations.

        5 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)

                  Value of $10,000 Invested in Shares of the
                       GE Contra Fund vs. S&P 500 Index+
--------------------------------------------------------------------------------
                        December 1998 -- September 2003

               [CHART]

          GE Contra Fund   S&P 500 Index
          --------------   -------------
12/7/98      $10,000         $10,000
   9/99        7,550          10,537
   9/00        3,794          11,935
   9/01       17,703           7,118
   9/02       34,644           5,661
9/30/03       17,726           7,041


+Hypothetical illustration of $10,000 invested in shares of the Fund on December 7, 1998 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through September 30, 2003. The S&P 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

        6 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                      SEPTEMBER 30, 2003



 CONTRACTS                                 SECURITY                                    VALUE
------------------------------------------------------------------------------------------------
PURCHASED OPTIONS -- 6.9%
      7,100 S&P 500 Index, Call @ 1,125, Expire 12/03                               $  1,881,500
      5,400 S&P 500 Index, Put @ 800, Expire 12/03                                     2,106,000
      5,400 S&P 500 Index, Put @ 850, Expire 12/03                                     3,942,000
------------------------------------------------------------------------------------------------
            TOTAL PURCHASED OPTIONS
            (Cost -- $28,807,700)                                                      7,929,500
------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                   SECURITY                                    VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 93.1%
U.S. TREASURY BILLS -- 81.6%
$94,050,000 U.S. Treasury Bills, due 11/6/03+ (Cost -- $93,963,154)                   93,963,154
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.5%
 13,261,000 State Street Bank and Trust Co., 0.860% due 10/1/03; Proceeds at
             maturity -- $13,261,317; (Fully collateralized by U.S. Treasury Bills,
             due 3/11/04; Market value -- $13,527,025) (Cost -- $13,261,000)          13,261,000
------------------------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost -- $107,224,154)                                                   107,224,154
------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $136,031,854*)                                                 $115,153,654
------------------------------------------------------------------------------------------------

+All of this security has been segregated for option contracts commitments (See
 Note 6).
*Aggregate cost for Federal income tax purposes is $115,153,654.

 OPTIONS WRITTEN                                              SEPTEMBER 30, 2003

                                                          STRIKE
  CONTRACTS                                    EXPIRATION PRICE      VALUE
  ----------------------------------------------------------------------------
    7,100   S&P 500 Index, Call                 12/20/03   $995  $(26,980,000)
    3,000   S&P 500 Index, Put                  12/20/03    700      (345,000)
    7,500   S&P 500 Index, Put                  12/20/03    750    (1,687,500)
  ----------------------------------------------------------------------------
            TOTAL OPTIONS WRITTEN
            (Premiums received -- $44,133,250)                   $(29,012,500)
  ----------------------------------------------------------------------------

                      See Notes to Financial Statements.

        7 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                          SEPTEMBER 30, 2003


ASSETS:
  Investments, at value (Cost -- $28,807,700)                            $  7,929,500
  Short-term investments, at value (Cost -- $107,224,154)                 107,224,154
  Cash                                                                         64,603
  Receivable for Fund shares sold                                             303,502
  Interest receivable                                                             317
  Prepaid expenses                                                              3,209
-------------------------------------------------------------------------------------
  Total Assets                                                            115,525,285
-------------------------------------------------------------------------------------
LIABILITIES:
  Written options, at value (Premiums received -- $44,133,250) (Note 6)    29,012,500
  Management fee payable                                                       71,996
  Payable for Fund shares reacquired                                           14,805
  Administration fee payable                                                   11,999
  Accrued expenses                                                             62,097
-------------------------------------------------------------------------------------
  Total Liabilities                                                        29,173,397
-------------------------------------------------------------------------------------
Total Net Assets                                                         $ 86,351,888
-------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital stock                                             $      8,709
  Capital paid in excess of par value                                     158,241,050
  Accumulated net realized loss from investment transactions,
   futures contracts and options                                          (66,140,421)
  Net unrealized depreciation of investments and options written           (5,757,450)
-------------------------------------------------------------------------------------
Total Net Assets                                                         $ 86,351,888
-------------------------------------------------------------------------------------
Shares Outstanding                                                          8,709,309
-------------------------------------------------------------------------------------
Net Asset Value, per share                                                      $9.91
-------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


        8 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 STATEMENT OF OPERATIONS                   FOR THE YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME:
  Interest                                                             $     687,739
------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                                  1,147,437
  Administration fee (Note 2)                                                191,189
  Audit and legal                                                             33,891
  Shareholder communications                                                  31,650
  Registration fees                                                           19,753
  Custody                                                                     12,257
  Shareholder servicing fees                                                   5,000
  Other                                                                        2,562
------------------------------------------------------------------------------------
  Total Expenses                                                           1,443,739
------------------------------------------------------------------------------------
Net Investment Loss                                                         (756,000)
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND OPTIONS (NOTES 3, 5 AND 6):
  Realized Gain (Loss) From:
   Investment transactions                                                     3,941
   Futures contracts                                                      (6,513,060)
   Options purchased                                                      57,851,526
   Options written                                                        (6,920,975)
------------------------------------------------------------------------------------
  Net Realized Gain                                                       44,421,432
------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of Investments
  and Options Written:
   Beginning of year                                                     110,561,854
   End of year                                                            (5,757,450)
------------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                               (116,319,304)
------------------------------------------------------------------------------------
Net Loss on Investments, Futures Contracts and Options                   (71,897,872)
------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                 $ (72,653,872)
------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

        9 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


                                              For the Years Ended September 30,

                                                        2003          2002
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss                               $    (756,000) $   (898,699)
 Net realized gain                                    44,421,432    20,586,546
 (Increase) decrease in net unrealized
   depreciation                                     (116,319,304)   60,274,961
-------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations   (72,653,872)   79,962,808
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net realized gains                                  (61,497,517)  (32,232,012)
-------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions
   to Shareholders                                   (61,497,517)  (32,232,012)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
 Net proceeds from sale of shares                     67,416,905    37,100,400
 Net asset value of shares issued for
   reinvestment of dividends                          61,497,517    32,232,012
 Cost of shares reacquired                           (74,293,237)  (45,188,095)
-------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share
   Transactions                                       54,621,185    24,144,317
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    (79,530,204)   71,875,113
NET ASSETS:
 Beginning of year                                   165,882,092    94,006,979
-------------------------------------------------------------------------------
 End of year                                       $  86,351,888  $165,882,092
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

        10 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The GE Contra Fund ("Fund"), a separate investment fund of the GE Private Asset Management Funds, Inc. ("Series"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the character of income and gains distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At September 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment loss amounting to $756,000 and a portion of accumulated net realized gain amounting to $538,124 were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and ( j ) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

        11 GE Private Asset Management Funds, Inc. | 2003 Annual Report

2. Management Agreement, Administration Agreement and Other Transactions

GE Financial Trust Company ("Manager"), acts as the Fund's investment manager. The Fund pays the Manager a management fee calculated at an annual rate of 1.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC, an indirect wholly-owned subsidiary of Citigroup Inc., acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets or a minimum of $50,000 depending upon which amount is greater. This fee is calculated daily and paid monthly.

The Manager has entered into a sub-advisory agreement with Credit Suisse Asset Management, LLC ("CSAM"). Pursuant to the sub-advisory agreement, CSAM is responsible for the day-to-day portfolio operations and investment decisions of the Fund. The Manager pays CSAM a sub-advisory fee of 0.85% of the Fund's average daily net assets.

3. Investments

At September 30, 2003, the Fund had no aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes.

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in

        12 GE Private Asset Management Funds, Inc. | 2003 Annual Report the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract.

The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At September 30, 2003, the Fund did not have any open futures contracts.

6. Option Contracts

Premiums paid when call or put options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sales will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At September 30, 2003, the Fund held purchased call and put option contracts with a total cost of $3,071,300 and $25,736,400, respectively.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a put option is exercised, the amount of the premium

        13 GE Private Asset Management Funds, Inc. | 2003 Annual Report originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

The following written call option transactions occurred during the year ended September 30, 2003:

                                                      Number of
                                                      Contracts   Premiums
   -------------------------------------------------------------------------
   Options written, outstanding at September 30, 2002       --  $          0
   Options written                                      38,175   109,842,975
   Options closed                                      (20,400)  (65,377,750)
   Options expired                                        (175)     (331,975)
   -------------------------------------------------------------------------
   Options written, outstanding at September 30, 2003   17,600  $ 44,133,250
   -------------------------------------------------------------------------

7. Capital Shares

At September 30, 2003, the Series had 500,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of the Fund were as follows:

                                        Year Ended          Year Ended
                                    September 30, 2003  September 30, 2002
      --------------------------------------------------------------------
      Shares sold                        5,266,290           1,462,718
      Shares issued on reinvestment      5,456,745           1,749,838
      Shares reacquired                 (5,244,460)         (1,848,933)
      --------------------------------------------------------------------
      Net Increase                       5,478,575           1,363,623
      --------------------------------------------------------------------

        14 GE Private Asset Management Funds, Inc. | 2003 Annual Report

8. Capital Loss Carryforward

At September 30, 2003, the Fund had, for Federal income tax purposes, approximately $40,177,000 of unused capital loss carryforwards available to offset future capital gains, expiring on September 30, 2011. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

In addition, the Fund had $31,721,072 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

9. Income Tax Information and Distributions to Shareholders

At September 30, 2003, the tax basis components of distributable earnings were:

                    ----------------------------------------
                    Accumulated capital losses $(40,176,800)
                    ----------------------------------------

The difference between book basis and tax basis unrealized depreciation is attributable primarily to mark-to-market of derivative contracts.

The tax character of distributions paid during the year ended September 30, 2003 was:

                      -----------------------------------
                      Ordinary income         $23,507,264
                      Long-term capital gains  37,990,253
                      -----------------------------------
                      Total                   $61,497,517
                      -----------------------------------

        15 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

GE CONTRA FUND/(1)/                        2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $51.35     $50.35   $10.86    $22.65      $30.00
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(4)/          (0.12)     (0.31)   (0.09)     0.27        0.51
  Net realized and unrealized gain (loss)   (22.71)     18.24    39.72    (11.40)      (7.86)
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         (22.83)     17.93    39.63    (11.13)      (7.35)
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --         --    (0.13)    (0.66)         --
  Net realized gains                        (18.61)    (16.93)   (0.01)       --          --
----------------------------------------------------------------------------------------------
Total Distributions                         (18.61)    (16.93)   (0.14)    (0.66)         --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $9.91     $51.35   $50.35    $10.86      $22.65
----------------------------------------------------------------------------------------------
Total Return/(5)/                           (48.83)%    95.70%  366.57%   (49.75)%    (24.50)%++
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $86,352   $165,882  $94,007   $25,188     $28,593
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(6)/                            1.51%      1.72%    1.71%     1.50%       1.50%+
  Net investment income (loss)               (0.79)     (1.14)   (0.39)     2.17        2.57+
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          0%         0%       0%        0%          0%
----------------------------------------------------------------------------------------------

(1) Effective December 18, 2000, per share amounts were restated to reflect a 1 for 3 reverse stock split.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from December 7, 1998 (commencement of operations) to September 30, 1999.
(4) The manager has waived a portion of its fees for the year ended September 30, 2000 and the period from December 7, 1998 (commencement of operations) to September 30, 1999. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                  Per Share Decreases to         Expense Ratios
                  Net Investment Income        Without Fee Waiver
                  ----------------------       ------------------
             2000         $0.02                       2.00%
             1999          0.03                       2.02+

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.75%. Prior to November 28, 2000, the voluntary expense limitation was 1.50%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

        16 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of
GE Private Asset Management Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GE Contra Fund ("Fund") of GE Private Asset Management Funds, Inc. ("Series") as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from December 7, 1998 (commencement of operations) to September 30, 1999. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from December 7, 1998 to September 30, 1999 in conformity with accounting principles generally accepted in the United States of America.

                                              /s/ KPMG LLP
New York, New York
November 11, 2003

        17 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Directors and Executive Officers

The business and affairs of the GE Contra Fund ("Fund") are managed under the direction of the GE Private Asset Management Funds, Inc.'s ("Series") Board of Directors. Information pertaining to the Directors and Executive Officers of the Series is set forth below. The Statement of Additional Information includes additional information about the Series' Directors and is available, without charge, upon request by calling the Series' transfer agent.

                                                                      Number of
                                    Term of                          Portfolios
                                  Office* and       Principal          in Fund        Other
                      Position(s)   Length        Occupation(s)        Complex    Directorships
                       Held with    of Time        During Past       Overseen by     Held by
Name, Address and Age    Fund       Served         Five Years         Director      Director
-------------------------------------------------------------------------------------------------

Non-Interested Directors:

 John R. Constantino   Director      Since    Managing Director of       55      GE Institutional
 GE Asset Management                 2001     Walden Partners, Ltd.              Funds; GE
   ("GEAM")                                                                      LifeStyle Funds;
 3003 Summer Street                                                              GE Investments
 Stamford, CT 06905                                                              Funds, Inc.
 Age 57

 William J. Lucas      Director      Since    Vice President and         55      GE Institutional
 GEAM                                2001     Treasurer of Fairfield             Funds; GE
 3003 Summer Street                           University                         LifeStyle Funds;
 Stamford, CT 06905                                                              GE Investments
 Age 56                                                                          Funds, Inc.

 Robert P. Quinn       Director      Since    Retired                    55      GP Financial
 GEAM                                2001                                        Corp., holding
 3003 Summer Street                                                              company; The
 Stamford, CT 06905                                                              Greenpoint
 Age 67                                                                          Savings Bank; GE
                                                                                 Institutional
                                                                                 Funds; GE
                                                                                 LifeStyle Funds;
                                                                                 GE Investments
                                                                                 Funds, Inc.


--------
* Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

        18 GE Private Asset Management Funds, Inc. | 2003 Annual Report

                                                                         Number of
                                    Term of                             Portfolios
                                  Office* and         Principal           in Fund          Other
                      Position(s)   Length          Occupation(s)         Complex      Directorships
                       Held with    of Time          During Past        Overseen by       Held by
Name, Address and Age    Fund       Served           Five Years          Director        Director
-------------------------------------------------------------------------------------------------------

Interested Director:

Michael J. Cosgrove**  Chairman      Since    President of GE Asset         63      Chairman, Chief
GEAM                                 2001     Management Services                   Executive Officer
3003 Summer Street                            division of GE Financial              and President of
Stamford, CT 06905                            Assurance Holdings, Inc.,             GE Investment
Age 54                                        an indirect wholly-owned              Distributors, Inc.;
                                              subsidiary of General                 Chairman and
                                              Electric Company ("GE");              Chief Executive
                                              Vice President of GE                  Officer of GE
                                              Capital Corporation, an               Retirement
                                              indirect wholly-owned                 Services, Inc.;
                                              subsidiary of GE;                     Chairman and
                                              Executive Vice President              President of GE
                                              of Mutual Funds of                    Institutional
                                              GEAM, a wholly-owned                  Funds, GE
                                              subsidiary of GE that is              LifeStyle Funds
                                              registered as an                      and GE
                                              investment adviser under              Investments
                                              the Investment Advisers               Funds, Inc.;
                                              Act of 1940, as amended;              Trustee of Elfun
                                              Director of GEAM; Chief               Funds, GE
                                              Executive Officer of the              Savings &
                                              Fund from 2001-2002                   Security Funds
                                                                                    and GE Pension
                                                                                    Trust; Director of
                                                                                    GE Private Asset
                                                                                    Management Inc.
                                                                                    ("GEPAM"),
                                                                                    Centurion Capital
                                                                                    Group Inc., GE
                                                                                    Financial Trust
                                                                                    Company,
                                                                                    Centurion
                                                                                    Financial Advisers
                                                                                    Inc., Centurion-
                                                                                    Hinds Investment
                                                                                    Management
                                                                                    Corp. and
                                                                                    Centurion-Hesse
                                                                                    Investment
                                                                                    Management
                                                                                    Corp.

--------
* Each Director and Officer serves until his or her respective successor has been duly elected and qualified.
** Mr. Cosgrove is a Director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Cosgrove is an officer of GE Financial and certain of its affiliates.

        19 GE Private Asset Management Funds, Inc. | 2003 Annual Report

                                                                            Number of
                                       Term of                             Portfolios
                                     Office* and         Principal           in Fund       Other
                         Position(s)   Length          Occupation(s)         Complex   Directorships
                          Held with    of Time          During Past        Overseen by    Held by
Name, Address and Age       Fund       Served           Five Years          Director     Director
----------------------------------------------------------------------------------------------------

Executive Officers:

Bethann C. Roberts       President/     Since    Chairman and Chief            N/A          N/A
GEPAM                    Chief          2002     Executive Officer of
15233 Ventura Blvd.      Executive               GEPAM and GE Financial
Sherman Oaks, CA 91403   Officer                 Trust Company; Senior
Age 44                                           Vice President of
                                                 Retirement Income
                                                 Services, GE Life and
                                                 Annuity Assurance
                                                 Company; Senior Vice
                                                 President of Securities
                                                 Brokerage Services, GE
                                                 Life and Annuity
                                                 Assurance Company from
                                                 1999-2000; Senior Vice
                                                 President of GE Capital
                                                 Commercial Real Estate
                                                 from 1997-1998; Chief
                                                 Executive Officer of GE
                                                 Capital Mortgage Services
                                                 from 1996-1997

Gerard Dipoto            Executive      Since    President of GE Financial     N/A          N/A
GEPAM                    Vice           2002     Trust Company since
2425 East Camelback Road President               12/2001; Chairman and
Suite 530                                        President of Centurion
Phoenix, AZ 85016-4200                           Financial Advisors Inc.,
Age 55                                           Centurion Hesse and
                                                 Centurion Hinds


--------
* Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

        20 GE Private Asset Management Funds, Inc. | 2003 Annual Report

                                                                                  Number of
                                           Term of                               Portfolios
                                         Office* and          Principal            in Fund       Other
                             Position(s)   Length           Occupation(s)          Complex   Directorships
                              Held with    of Time           During Past         Overseen by    Held by
Name, Address and Age           Fund       Served            Five Years           Director     Director
----------------------------------------------------------------------------------------------------------

Thomas Rose                  Treasurer   Since 2003  Vice President and Chief        N/A          N/A
GEPAM                                                Financial Officer of
15233 Ventura Blvd.                                  GEPAM since 3/2003;
Sherman Oaks, CA 91403                               Vice President of GEPAM
Age 42                                               since 10/2002; Vice
                                                     President, Operations
                                                     Planning and Analysis, GE
                                                     Financial Advisers, Inc.
                                                     from 1/2002 to 10/2002;
                                                     Director, Operations, GE
                                                     Financial Advisers, Inc.
                                                     from 1/2001 to 12/2001;
                                                     Director, e-Business, GE
                                                     Financial Advisers, Inc.
                                                     from 8/2000 to 12/2000;
                                                     Vice President, Quality, GE
                                                     Client Business Services,
                                                     Inc. from 7/1999 to
                                                     7/2000; Director, HR and
                                                     Chief of Staff, SWCS,
                                                     7/1997 to 6/1999

Richard L. Peteka            Controller    Since     Director of Citigroup           N/A          N/A
Citigroup Asset Management                 2002      Global Markets Inc.; Chief
125 Broad Street, 11th Floor                         Financial Officer and
New York, NY 10004                                   Treasurer of certain
Age 42                                               mutual funds affiliated
                                                     with Citigroup Inc.;
                                                     Director and Head of
                                                     Internal Control for
                                                     Citigroup Asset
                                                     Management U.S. Mutual
                                                     Fund Administration from
                                                     1999-2002; Vice
                                                     President, Head of Mutual
                                                     Fund Administration and
                                                     Treasurer at Oppenheimer
                                                     Capital from 1996-1999

Matthew J. Simpson           Secretary     Since     Senior Vice President and       N/A          N/A
GEAM                                       2002      General Counsel of Asset
3003 Summer Street                                   Management Services at
Stamford, CT 06905                                   GEAM; Senior Vice
Age 42                                               President and General
                                                     Counsel of GEAM;
                                                     Secretary of GE
                                                     Institutional Funds, GE
                                                     LifeStyle Funds and GE
                                                     Investments Funds, Inc.;
                                                     Assistant Secretary of
                                                     Elfun Funds and GE
                                                     Savings & Security Funds;
                                                     Vice President and
                                                     Associate General Counsel
                                                     of GEAM from 1992-1997


--------
* Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

        21 GE Private Asset Management Funds, Inc. | 2003 Annual Report

 TAX INFORMATION (UNAUDITED)

For Federal tax purposes, the Fund hereby designates for the fiscal year ended September 30, 2003:

    .  Total long-term capital gain distributions paid of $38,322,820.

        22 GE Private Asset Management Funds, Inc. | 2003 Annual Report

  GE Private Asset Management Funds, Inc.



  GE Contra Fund

  The Fund is a separate investment fund of the GE Private Asset Management Funds, Inc., a Maryland corporation.


  This report is submitted for the general information of the shareholders of the GE Private Asset Management Funds, Inc. -- GE Contra Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  201 Merritt 7
  P.O. Box 4800
  Norwalk, CT 06856-4800

  GE FINANCIAL TRUST COMPANY
  3200 North Central Ave.
  6th Floor, Dept. 612
  Phoenix, AZ 85012






 GECONT 9/03

ITEM 2.   CODE OF ETHICS.

          The registrant has adopted codes of ethics applicable to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, as appropriate given the officer's employer.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Directors of the registrant has determined that John R. Costantino, the Chairman of the Board's Audit Committee, and William Lucas, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Costantino and Mr. Lucas as the Audit Committee's financial experts. Mr. Costantino and Mr. Lucas are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Code of Ethics attached hereto.

          Exhibit 99.GE CODE ETH

          Exhibit 99.CAM CODE ETH

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

GE Private Asset Management Funds, Inc.


By: /s/ Gerard Dipoto
    ---------------------------------------
    Gerard Dipoto
    Principal Executive Officer of
    GE Private Asset Management Funds, Inc.

Date: December 12, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gerard Dipoto
    ---------------------------------------
    (Gerard Dipoto)
    Principal Executive Officer of
    GE Private Asset Management Funds, Inc.

Date: December 12, 2003


By: /s/ Thomas Rose
    ---------------------------------------
    (Thomas Rose)
    Treasurer of
    GE Private Asset Management Funds, Inc.

Date: December 12, 2003